Pension and Other Postretirement Benefits (Components of Net Periodic Benefit Cost and Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of net periodic cost:
Settlements	$ 352	$ 211	$ 352	$ 211	$ 0
Other comprehensive income (loss):
Deferred income taxes			(106)	(3)	19
Discontinued Operations [Member]
Components of net periodic cost:
Net periodic cost			3	2	1
Pension benefits [Member]
Components of net periodic cost:
Service cost			29	29	31
Interest cost			191	215	209
Expected return on plan assets			(201)	(227)	(261)
Amortization of actuarial losses (gains)			101	84	79
Amortization of prior service cost			2	1	1
Settlements			352	211	0
Net periodic cost			474	313	59
Other comprehensive income (loss):
Actuarial loss			(210)
Amortization of actuarial losses (gains)			101
Amortization of prior service cost			2
Settlements			352
Cumulative translation adjustments			(1)
Recognized in other comprehensive income, before tax			244
Deferred income taxes			(119)
Recognized in other comprehensive income (loss), net of tax			125
Expected Amortization
Estimated net actuarial gain (loss) that will be amortized into net periodic benefit cost over next fiscal year	(81)		(81)
Estimated net prior service cost (credit) that will be amortized into net periodic benefit cost over the next fiscal year	1		1
Postretirement benefits [Member]
Components of net periodic cost:
Service cost			0	0	0
Interest cost			18	20	20
Expected return on plan assets			0	0	0
Amortization of actuarial losses (gains)			(22)	(21)	(21)
Amortization of prior service cost			0	0	0
Settlements			0	0	0
Net periodic cost			(4)	$ (1)	$ (1)
Other comprehensive income (loss):
Actuarial loss			(19)
Amortization of actuarial losses (gains)			(22)
Amortization of prior service cost			0
Settlements			0
Cumulative translation adjustments			0
Recognized in other comprehensive income, before tax			(41)
Deferred income taxes			13
Recognized in other comprehensive income (loss), net of tax			(28)
Expected Amortization
Estimated net actuarial gain (loss) that will be amortized into net periodic benefit cost over next fiscal year	$ 18		$ 18